Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2013
Stock-Based Compensation
Summary of the stock-based compensation expense by instrument awarded

	Quarter ended June 30,
	2013	2012
	(in thousands)
Stock Options	$198	$—
Performance-based RSUs	282	—
Time-based RSUs	65	—

	$545	$—

Summary of assumption used utilizing the options pricing model

Quarter ended June 30, 2013
Expected volatility	45%
Expected dividends	0%
Risk-free rate	0.03%-2.30%

Summary of Stock Option award activity and compensation expense

Quarter ended June 30, 2013
Number of Stock Options:
Outstanding at beginning of period	—
Granted	423,407
Exercised	—
Expired or canceled	—

Outstanding at end of period	423,407

Weighted-average exercise price:
Outstanding at beginning of period	$—
Granted	21.03
Exercised	—
Expired or canceled	—
Outstanding at end of period	$21.03
Exercisable at end of period	—
Available for future grant	—
Weighted-average remaining contractual term (in years):
Outstanding at end of period	10
Exercisable at end of period	—
Aggregate intrinsic value (in thousands):
Outstanding at end of period	$102
Exercisable at end of period	$—

Summary of RSU award activity and compensation expense

	Quarter ended June 30, 2013
	Time-based	Performance-based
Number of units
Outstanding at beginning of period	—	—
Granted	70,826	499,364
Vested	—	—
Expired or canceled	—	—

Outstanding at end of period	70,826	499,364

Weighted-average grant date fair value:
Outstanding at beginning of period	$—	$—
Granted	$17.51	$17.55
Vested	$—	$—
Expired or canceled	$—	$—
Outstanding at end of period	$17.51	$17.55
Compensation expense recorded during the period (in thousands)	$65	$283
Period end:
Units available for future awards	—	—
Unamortized compensation cost (in thousands)	$1,175	$8,480